Document and Entity Information	6 Months Ended
Jun. 30, 2024
Document and Entity Information
Document Type	S-4
Entity Registrant Name	RESHAPE LIFESCIENCES INC.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Central Index Key	0001427570
Amendment Flag	false